Provision for expected credit losses - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Loans and credit commitments
Gross loans	$ 811,335	$ 777,687
Credit commitments	212,111	206,151
Gross loans and credit commitments	$ 1,023,446	$ 983,838
Coverage ratio on loans (%)	0.56%	0.57%
Coverage ratio on loans and credit commitments (%)	0.50%	0.50%
Performing - Stage 1
Loans and credit commitments
Gross loans	$ 639,900	$ 605,761
Credit commitments	181,275	177,971
Gross loans and credit commitments	$ 821,175	$ 783,732
Coverage ratio on loans (%)	0.10%	0.09%
Coverage ratio on loans and credit commitments (%)	0.09%	0.09%
Performing - Stage 2
Loans and credit commitments
Gross loans	$ 161,121	$ 163,583
Credit commitments	30,395	27,814
Gross loans and credit commitments	$ 191,516	$ 191,397
Coverage ratio on loans (%)	1.40%	1.51%
Coverage ratio on loans and credit commitments (%)	1.35%	1.47%
Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 10,314	$ 8,343
Credit commitments	441	366
Gross loans and credit commitments	$ 10,755	$ 8,709
Coverage ratio on loans (%)	16.40%	16.74%
Coverage ratio on loans and credit commitments (%)	16.08%	16.26%
Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,084	$ 4,930	$ 4,625
Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	536	351
Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	4,548	4,579
Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,705	1,723	1,653
Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	410	405	472
Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,969	2,802	2,500
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	761	706	885
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	761	706
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	169	158	143
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	77	82	99
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	515	466	643
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,594	2,808	2,341
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,594	2,808
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	897	1,052	1,095
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	234	225	250
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,463	1,531	996
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,729	1,416	1,399
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	536	351
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,193	1,065
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	639	513	415
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	99	98	123
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	991	805	861
Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,568	4,433
Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,680	1,701
Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	367	360
Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,521	2,372
Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	628	571
Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	162	152
Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	61	64
Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	405	355
Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,249	2,465
Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	879	1,036
Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	207	198
Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,163	1,231
Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,691	1,397
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	639	513
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	99	98
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	953	786
Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	516	497
Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	25	22
Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	43	45
Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	448	430
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	133	135
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	7	6
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	16	18
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	110	111
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	345	343
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	18	16
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	27	27
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	300	300
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	38	19
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	38	19
Parent Entity
Loans and credit commitments
Gross loans	713,981	681,834
Credit commitments	187,862	180,813
Gross loans and credit commitments	$ 901,843	$ 862,647
Coverage ratio on loans (%)	0.55%	0.56%
Coverage ratio on loans and credit commitments (%)	0.49%	0.49%
Parent Entity | Performing - Stage 1
Loans and credit commitments
Gross loans	$ 564,844	$ 533,446
Credit commitments	160,418	156,080
Gross loans and credit commitments	$ 725,262	$ 689,526
Coverage ratio on loans (%)	0.10%	0.09%
Coverage ratio on loans and credit commitments (%)	0.09%	0.09%
Parent Entity | Performing - Stage 2
Loans and credit commitments
Gross loans	$ 139,828	$ 140,873
Credit commitments	27,033	24,390
Gross loans and credit commitments	$ 166,861	$ 165,263
Coverage ratio on loans (%)	1.36%	1.49%
Coverage ratio on loans and credit commitments (%)	1.32%	1.46%
Parent Entity | Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 9,309	$ 7,515
Credit commitments	411	343
Gross loans and credit commitments	$ 9,720	$ 7,858
Coverage ratio on loans (%)	16.17%	16.37%
Coverage ratio on loans and credit commitments (%)	15.76%	15.88%
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,402	$ 4,267	4,080
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	437	301
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	3,965	3,966
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,474	1,487	1,491
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	359	349	415
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,569	2,431	2,174
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	661	600	777
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	661	600
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	142	121	106
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	66	68	85
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	453	411	586
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,209	2,419	2,063
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,209	2,419
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	757	920	1,016
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	201	191	218
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,251	1,308	829
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,532	1,248	1,240
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	437	301
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,095	947
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	575	446	369
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	92	90	112
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	865	712	$ 759
Parent Entity | Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,938	3,813
Parent Entity | Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,454	1,470
Parent Entity | Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	330	317
Parent Entity | Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,154	2,026
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	538	478
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	136	117
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	54	55
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	348	306
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,895	2,105
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	743	907
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	184	172
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	968	1,026
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,505	1,230
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	575	446
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	92	90
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	838	694
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	464	454
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	20	17
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	29	32
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	415	405
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	123	122
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	6	4
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	12	13
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	105	105
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	314	314
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	14	13
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	17	19
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	283	282
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	27	18
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 27	$ 18